Employee Benefit Arrangements - Assumptions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
One Percentage Point Increasse, Effect on the aggregate of service and interest cost components	$ 0.1
One Percentage Point Decrease, Effect on the aggregate of service and interest cost components	1.1
One Percentage Point Increasse, Effect on accumulated postretirement benefit obligation	0	[1]
One Percentage Point Decrease, Effect on accumulated postretirement benefit obligation	$ (0.9)
Health care cost trend rate, for next fiscal year	7.75%
Health care cost trend rate, decrease to percentage	7.08%
Health care cost trend rate, period over which rate equals ultimate trend rate	5 years
Health care cost trend rate, ultimate trend	5.00%
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation	4.95%		4.05%
Rate of compensation increase, benefit obligation	4.00%		4.00%
Discount rate, net benefit cost	4.05%		4.59%	5.50%
Rate of compensation increase, net benefit cost	4.00%		4.00%	4.00%
Expected rate of return on plan assets, net benefit cost	7.50%		7.50%	7.50%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation	4.95%		4.05%
Discount rate, net benefit cost	4.05%		4.75%	5.50%

[1]	Less than $0.1